SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Common Shares (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Excess tax benefits, share-based compensation									$ 42.3	$ 27.7	$ 39.5
New accounting guidance, cumulative effect									(2.8)	(43.6)	1.9
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income from continuing operations attributable to Ecolab	$ 394.7	$ 435.9	$ 343.4	$ 251.6	$ 392.9	$ 328.2	$ 323.7	$ 205.5	1,425.6	1,250.3	1,352.3
Net income from discontinued operations, net of tax (Note 5) (d)	34.9	28.3	25.2	44.9	2.2	107.2	27.6	41.8	133.3	178.8	152.3
Net income attributable to Ecolab	$ 429.6	$ 464.2	$ 368.6	$ 296.5	$ 395.1	$ 435.4	$ 351.3	$ 247.3	$ 1,558.9	$ 1,429.1	$ 1,504.6
Weighted-average common shares outstanding
Basic (in shares)	288.3	288.1	287.6	288.2	288.0	288.8	288.8	288.6	288.1	288.6	289.6
Effect of dilutive stock options and units (in shares)									4.4	4.2	4.4
Diluted (in shares)	292.6	292.8	292.1	292.3	292.2	293.4	293.3	292.7	292.5	292.8	294.0
Basic
Continuing operations	$ 1.37	$ 1.51	$ 1.19	$ 0.87	$ 1.36	$ 1.14	$ 1.12	$ 0.71	$ 4.95	$ 4.33	$ 4.67
Discontinued operations	0.12	0.10	0.09	0.16	0.01	0.37	0.10	0.14	0.46	0.62	0.53
Earnings attributable to Ecolab	1.49	1.61	1.28	1.03	1.37	1.51	1.22	0.86	5.41	4.95	5.20
Diluted
Continuing operations	1.35	1.49	1.18	0.86	1.34	1.12	1.10	0.70	4.87	4.27	4.60
Discontinued operations	0.12	0.10	0.09	0.15	0.01	0.37	0.09	0.14	0.46	0.61	0.52
Earnings attributable to Ecolab	$ 1.47	$ 1.59	$ 1.26	$ 1.01	$ 1.35	$ 1.48	$ 1.20	$ 0.84	$ 5.33	$ 4.88	$ 5.12
Anti-dilutive securities excluded from the computation of EPS									1.1	2.9	3.4